Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
iShares iBonds Dec 2031 Term Corporate ETF | iShares iBonds Dec 2031 Term Corporate ETF
Prospectus [Line Items]
Annual Return [Percent]	9.09%	3.25%	8.99%	(17.09%)